Provisions and Other (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Provisions [Abstract]
Disclosure of Provisions and Other
Workers’ Compensation
Balance December 31, 2016	$15,461
Expensed during the year	2,613
Payment of deductibles and uninsured claims	(3,929)
Effects of foreign currency exchange differences	(913)
Balance December 31, 2017	13,232
Expensed during the year	3,359
Payment of deductibles and uninsured claims	(4,271)
Effects of foreign currency exchange differences	1,053
Balance December 31, 2018	$13,373

	2018	2017
Current	$2,796	$3,146
Long-term	10,577	10,086
	$13,373	$13,232